Related Party Transactions - Schedule of Related Party Transaction Relationship (Details)	12 Months Ended
Dec. 31, 2025
Mr. Goh Kok Foong [Member]
Related Party Transaction [Line Items]
Relationship	Chairman of the Board and CEO of the Company
Mr. Goh Kok E [Member]
Related Party Transaction [Line Items]
Relationship	Director and COO of the Company
Mrs. Tan Yee Wei [Member]
Related Party Transaction [Line Items]
Relationship	Direct relative of Mr. Goh Kok Foong
Zi Wei Yuan (Shen Zhen) Hotpot Restaurant Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship	An entity controlled by Mr. Goh Kok E
CCH Ipoh Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Relationship	An entity controlled by Mr. Goh Kok E
CCH Alor Setar Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Relationship	An entity controlled by Mr. Goh Kok E
CCH F&B Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Relationship	An entity controlled by Mr. Goh Kok E
Signature Tasty Claypot House (Arkadia) Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Relationship	An entity controlled by Mr. Goh Kok E
Signature Tasty Claypot House (BL) Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Relationship	An entity controlled by Mr. Goh Kok E
Abang Adek Holdings Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Relationship	An entity controlled by Mr. Goh Kok E
CCH (Sabah) Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Relationship	An entity significantly influenced by the Group
CCH KCH Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Relationship	An entity significantly influenced by the Group
CCH Tasty Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Relationship	An entity significantly influenced by the Group
Kopitan Classic Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Relationship	An entity under control by Mr. Goh Kok E and Mr. Goh Kok Foong
Kopitan Food Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Relationship	An entity under control by Mr. Goh Kok E and Mr. Goh Kok Foong
Ban Bu Dian (M) Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Relationship	Subsidiary of CCH F&B Sdn. Bhd., which is under control of Mr. Goh Kok E
Grizzly Spirit Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Relationship	Subsidiary of CCH F&B Sdn. Bhd., which is under control of Mr. Goh Kok E
Trident Consultancy Pte Ltd [Member]
Related Party Transaction [Line Items]
Relationship	An entity under control by Mr. Lim Soon Huat who is a major shareholder of the Company
Hong Woi Tat Trading Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Relationship	An entity of which Mr. Goh Kok Foong serves as CEO